Skadden, Arps, Slate, Meagher & Flom llp
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Veronica.Castillo@SKADDEN.COM	WILMINGTON

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VIENNA
February 9, 2009
VIA EDGAR
Ms. Laura Hatch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Gabelli Global Gold, Natural Resources & Income Trust
Dear Ms. Hatch:
          Electronically transmitted herewith for filing on behalf of The Gabelli Global Gold, Natural Resources & Income Trust (the “Fund”) is the Fund’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940.
          If you have any questions or comments or require any additional information in connection with the Registration Statement, please telephone me at (212) 735-3859.

Sincerely,
/s/ Veronica Castillo
Veronica Castillo